Risk Management and Financial Instruments - Schedule of Open Balance Sheet Position of Derivative Assets and Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Designated as Hedge Accounting [Member]
Schedule of Open Balance Sheet Position of Derivative Assets and Liabilities [Line Items]
Designated as hedge accounting	$ 159	$ 15
Designated as hedge accounting Commodities [Member]
Schedule of Open Balance Sheet Position of Derivative Assets and Liabilities [Line Items]
Designated as hedge accounting	159	15
Not Designated as Hedge Accounting [Member]
Schedule of Open Balance Sheet Position of Derivative Assets and Liabilities [Line Items]
Not designated as hedge accounting	3,412	6,568
Currency [member]
Schedule of Open Balance Sheet Position of Derivative Assets and Liabilities [Line Items]
Not designated as hedge accounting	3,412	6,568
Derivative liabilities [Member]
Schedule of Open Balance Sheet Position of Derivative Assets and Liabilities [Line Items]
Current liabilities	$ 3,571	$ 6,583